Description of business and organization - Derecognized assets (Details) - VIE's - Hubei ECARX ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Investments in and Advances to Affiliates, Activity [Line Items]
Cash	¥ 20,000
Long-term investments	211,908
Property and equipment, net	34,873
Intangible assets, net	¥ 1,094